STOCK OPTIONS AND WARRANTS (Details 2) - shares	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Exercisable number of options	557,600	396,350
Stock Options [Member]
Number of options		478,850
Weighted average remaining life in years	8 years 2 months 12 days	8 years 10 months 21 days
Exercisable number of options		396,350
Stock Options [Member]
Number of options	793,850
Exercisable number of options	557,600
1.00-2.50 [Member]
Number of options	330,350	330,350
Weighted average remaining life in years	8 years	9 years 5 months 16 days
Exercisable number of options	330,350	247,850
2.51-5.00 [Member]
Number of options	35,000	35,000
Weighted average remaining life in years	2 years 1 month 6 days	8 years 6 months 21 days
Exercisable number of options	35,000	35,000
5.10-14.00 [Member]
Number of options	428,500	113,500
Weighted average remaining life in years	8 years 10 months 25 days	7 years 4 months 2 days
Exercisable number of options	192,250	113,500